Abacus Settlements LLC - DESCRIPTION OF THE BUSINESS (Details) - USD ($)	Jun. 30, 2023	Jun. 29, 2023	Mar. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
LMA and Abacus
Business Acquisition [Line Items]
Consideration	$ 531,750,000
Abacus Settlements, LLC | LMA and Abacus
Business Acquisition [Line Items]
Consideration		$ 531,750,000
Share price (in dollars per share)		$ 10.00
Aggregate transaction proceeds threshold		$ 200,000,000
Abacus Settlements, LLC | LMA and Abacus | Minimum
Business Acquisition [Line Items]
Aggregate consideration election		$ 20,000,000
Abacus Settlements, LLC | LMA and Abacus | ERES Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001